SHARE-BASED COMPENSATION - Disclosure of share based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 5,762	$ 5,310
Share options - amortization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,142	1,013
Performance share units - amortization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,151	1,231
Change in fair value of deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 2,469	$ 3,066